L. SEGMENT REPORTING (Details - Segment reporting) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Net sales and operating revenues	$ 57,113	$ 59,953
Depreciation and amortization	2,456	2,722
Impairment of long-lived assets and other lease charges	(5,877)	(1,698)
Loss from continuing operations before taxes	(12,114)	(5,833)
Capital Expenditures	573	8,110
Assets	9,546	18,505
Franchising and food and supply distribution
Net sales and operating revenues	41,880	40,324
Depreciation and amortization	11	23
Loss from continuing operations before taxes	2,294	2,927
Capital Expenditures	0	0
Assets	3,326	3,187
Company-owned restaurants (1)
Net sales and operating revenues	15,233	19,629
Depreciation and amortization	1,987	2,458
Loss from continuing operations before taxes	(3,797)	(4,293)
Capital Expenditures	337	7,497
Assets	3,346	12,817
Combined
Depreciation and amortization	1,998	2,481
Loss from continuing operations before taxes	(1,503)	(1,366)
Corporate administration and other
Depreciation and amortization	458	241
Loss from continuing operations before taxes	(4,734)	(2,769)
Capital Expenditures	236	613
Assets	$ 2,874	$ 2,501